Property and Equipment	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Property and Equipment

3.	PROPERTY AND EQUIPMENT

Property and equipment consisted of the following as of December 31, 2018 and 2017.

	December 31, 2018	December 31, 2017

Furniture and fixtures	$57,000	$57,000
Office equipment	51,000	51,000

	108,000	108,000
Less: accumulated depreciation	(97,00)	(77,000)

	$11,000	$31,000

Depreciation expense amounted to $20,000 and $22,000 for the year ended December 31, 2018 and 2017, respectively.